Schedule of Realized Capital Gains and Losses by Asset Type (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses	$ 66,332	$ 1,639	$ 27,118
Fixed income securities
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses	5,436	(17,145)	42,361
Equity securities
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses	799	(5,570)	(3,260)
Mortgage loans
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses	1,128		25
Limited partnership interests
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses	6,451	590	(6,948)
Derivative instruments
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses	52,506	23,781	(4,923)
Short-term investments
Gain (Loss) on Investments [Line Items]
Realized capital gains and losses	$ 12	$ (17)	$ (137)